Non-Current Liabilities - US Warrant Liability - Schedule of US Warrant Non-Current Liabilities (Detail) - AUD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Fair value movements		$ 866,848	$ 751,816	$ 607,637
Warrants1[member]
Disclosure of detailed information about borrowings [line items]
Warrants fair value, Beginning balance	$ 2,755,375
Fair value movements	189,983
Warrants fair value, Ending balance	$ 2,945,358	$ 2,945,358